Description of Business and Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 22, 2019	Dec. 31, 2018	Dec. 31, 2019
Net revenues recognized	$ 100,000	$ 225,254	$ 1,268,988
California [Member]
Net revenues recognized		156,974	67,806
Other States [Member]
Net revenues recognized		68,280	157,448
International [Member]
Net revenues recognized
Direct to Consumer [Member]
Net revenues recognized		766,469	443,916
Wholesale [Member]
Net revenues recognized		477,139	793,284
License Revenue [Member]
Net revenues recognized		$ 25,380	$ 31,788